Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	TIFF Investment Program
Entity Central Index Key	0000916622
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000017543
Shareholder Report [Line Items]
Fund Name	TIFF Multi-Asset Fund
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TIFF Multi-Asset Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tipfunds.org. You can also request this information by contacting us at 800-984-0084.
Additional Information Phone Number	800-984-0084
Additional Information Website	www.tipfunds.org
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TIFF Multi-Asset Fund	$56	1.08%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.08%
AssetsNet	$ 1,269,246,304
Holdings Count | Holding	1,320
InvestmentCompanyPortfolioTurnover	120.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,269,246,304 # of Portfolio Holdings1,320 Portfolio Turnover Rate120%
Holdings [Text Block]

 Country Allocation (% of Net Assets)

United States	91.7%
Canada	4.4
Denmark	2.4
South Korea	1.5
France	1.3
Sweden	1.2
United Kingdom	0.9
China	0.9
Japan	0.5
Finland	0.5
Others	3.8

Material Fund Change [Text Block]